Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Borrowings

The following table displays our borrowings and a ranking of priority:

	Priority Rank	December 31, 2023	December 31, 2022
Borrowing Source
Purchase and sale agreements and other secured borrowings	1	$21,196	$23,142
Secured line of credit from affiliates	2	326	35
Unsecured line of credit (senior)	3	1,160	1,250
Other unsecured debt (senior subordinated)	4	1,094	1,094
Unsecured Notes through our public offering, gross	5	20,854	21,576
Other unsecured debt (subordinated)	5	8,006	5,649
Other unsecured debt (junior subordinated)	6	907	907
Less deferred financing fees		(238)	(370)

Total		$53,305	$53,283

Schedule of Maturity of Debt

Year Maturing	Total Amount Maturing	Public Offering	Other Unsecured	Secured Borrowings
2024	$35,732	$8,430	$6,333	$20,969
2025	8,296	7,079	1,198	19
2026	3,451	1,366	2,065	20
2027	4,371	3,979	371	21
2028	22	-	-	22
2029 and thereafter	1,671	-	1,200	471
Total	$53,543	$20,854	$11,167	$21,522

Schedule of Secured Borrowings

Borrowings secured by loan assets are summarized below:

	December 31, 2023		December 31, 2022
	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender
Loan Purchaser
Builder Finance	$7,615	$5,770	$8,232	$6,065
S.K. Funding	7,358	6,500	9,049	7,100

Lender
Shuman	358	125	724	125
Jeff Eppinger	3,496	1,500	2,761	1,500
R. Scott Summers	2,177	1,003	1,334	728
John C. Solomon	598	563	1,172	563
Judith Swanson	10,038	5,164	9,571	6,473

Total	$31,640	$20,625	$32,843	$22,554

Schedule of Roll Forward of Notes Outstanding

The following table is a roll forward of our Notes Program:

	December 31, 2023	December 31, 2022

Gross notes outstanding, beginning of period	$21,576	$20,636
Notes issued	1,353	7,245
Note repayments / redemptions	(2,075)	(6,305)

Gross notes outstanding, end of period	20,854	21,576

Less deferred financing costs, net	(235)	(367)

Notes outstanding, net	$20,619	$21,209

Schedule of Roll Forward of Deferred Financing Costs

The following is a roll forward of deferred financing costs:

	December 31, 2023	December 31, 2022

Deferred financing costs, beginning balance	$835	$1,061
Additions	103	223
Disposals	-	(449)
Deferred financing costs, ending balance	$939	$835
Less accumulated amortization	(703)	(468)
Deferred financing costs, net	$235	$367

Schedule of Roll Forward of Accumulated Amortization of Deferred Financing Costs

The following is a roll forward of the accumulated amortization of deferred financing costs:

	December 31, 2023	December 31, 2022

Accumulated amortization, beginning balance	$468	$694
Additions	235	223
Disposals	-	(449)
Accumulated amortization, ending balance	$703	$468

Schedule of Other Unsecured Loans

Our other unsecured debts are detailed below:

Loan	Maturity Date	Interest Rate(1)	December 31, 2023	December 31, 2022
Unsecured Note with Seven Kings Holdings, Inc. Senior Subordinated	Demand(2)	9.5%	$410	$500
Unsecured Line of Credit from Judith Swanson	October 2023	10.0%	1,836	527
Unsecured Line of Credit from Builder Finance, Inc. Senior Subordinated	January 2024	10.0%	750	750
Subordinated Promissory Note	April 2024	10.0%	100	100
Subordinated Promissory Note	February 2025	9.0%	600	600
Subordinated Promissory Note	October 2023	10.0%	-	400
Subordinated Promissory Note	March 2024	9.75%	500	500
Subordinated Promissory Note	December 2027	10.0%	20	20
Subordinated Promissory Note	February 2024	11.0%	20	20
Subordinated Promissory Note	January 2025	10.0%	15	15
Subordinated Promissory Note	January 2026	8.0%	-	10
Subordinated Promissory Note	March 2027	10.0%	26	-
Subordinated Promissory Note	November 2026	9.5%	200	200
Subordinated Promissory Note	October 2024	10.0%	700	700
Subordinated Promissory Note	December 2024	10.0%	100	100
Subordinated Promissory Note	April 2025	10.0%	202	202
Subordinated Promissory Note	July 2023	8.0%	-	100
Subordinated Promissory Note	July 2025	8.0%	100	-
Subordinated Promissory Note	September 2023	7.0%	-	94
Subordinated Promissory Note	September 2027	10%	108	-
Subordinated Promissory Note	October 2025	8.0%	100	100
Subordinated Promissory Note	December 2025	8.0%	180	180
Senior Subordinated Promissory Note	March 2026(3)	8.0%	374	374
Subordinated Promissory Note	August 2026	8.0%	291	291
Subordinated Promissory Note	July 2026(4)	1.0%	740	740
Junior Subordinated Promissory Note	July 2026(4)	20.0%	460	460
Senior Subordinated Promissory Note	October 2024(4)	1.0%	720	720
Junior Subordinated Promissory Note	October 2024(4)	20.0%	447	447
Subordinated Promissory Note	March 2029	10.0%	1,200	-
Subordinated Promissory Note	April 2024	10.0%	750	750
Subordinated Promissory Note	May 2027	10.0%	98	-
Subordinated Promissory Note	November 2027	10.0%	120	-
			$11,167	$8,900

(1)	Interest rate per annum, based upon actual days outstanding and a 365/366-day year.

(2)	Due six months after lender gives notice.

(3)	Lender may require us to repay $20 of principal and all unpaid interest with 10 days’ notice.

(4)	These notes were issued to the same holder and, when calculated together, yield a blended rate of 11% per annum.